Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure Of Operating Segments	The following table presents significant information about the Company’s reportable operating segments as reported to the Company’s chief operating decision maker:

Year ended December 31, 2022
	Revenue	Operating expense	Depreciation and depletion	Exploration expense	Other operating expenses	Income (loss) from operations
Mesquite	$220,465	$(119,923)	$(41,952)	$—	$—	$58,590
Castle Mountain	41,891	(24,131)	(3,724)	(4)	—	14,032
Los Filos	237,979	(253,680)	(49,527)	(537)	—	(65,765)
Mercedes(1)	28,806	(15,435)	(753)	(651)	—	11,967
Aurizona	183,265	(107,150)	(35,867)	(5,118)	—	35,130
Fazenda	116,401	(67,632)	(43,276)	(3,245)	—	2,248
RDM(2)	58,114	(46,101)	(6,760)	(2,104)	(8,724)	(5,575)
Santa Luz(2)(3)	65,275	(46,002)	(5,313)	(6,060)	(579)	7,321
Greenstone	—	—	—	(760)	—	(760)
Corporate	—	—	—	56	(46,852)	(46,796)
	$952,196	$(680,054)	$(187,172)	$(18,423)	$(56,155)	$10,392

Year ended December 31, 2021
Mesquite	$249,025	$(142,487)	$(29,231)	$—	$—	$77,307
Castle Mountain	46,040	(18,608)	(3,670)	(1,175)	—	22,587
Los Filos(2)	257,217	(227,350)	(37,527)	(339)	(14,185)	(22,184)
Mercedes(1)	56,928	(30,288)	(24,753)	(648)	—	1,239
Aurizona	242,621	(103,999)	(37,433)	(4,980)	—	96,209
Fazenda	107,917	(52,319)	(33,021)	(3,655)	—	18,922
RDM	105,774	(69,018)	(23,901)	(849)	—	12,006
Santa Luz	—	—	—	(3,692)	—	(3,692)
Greenstone(4)	—	—	—	(204)	(79)	(283)
Corporate and other(5)	16,764	(10,735)	(7,356)	(711)	(53,600)	(55,638)
	$1,082,286	$(654,804)	$(196,892)	$(16,253)	$(67,864)	$146,473
(1)The above segment information includes the results of Mercedes from April 7, 2021, the date of acquisition as part of the Premier Acquisition (note 5(c)), to April 21, 2022, the date of disposition (note 5(a)).
(2)Other operating expenses at RDM and Santa Luz for the year ended December 31, 2022 and Los Filos for the year ended December 31, 2021 relate to care and maintenance costs incurred (note 22).
(3)The first gold pour occurred at Santa Luz during the three months ended March 31, 2022. Based on the level of production achieved, the Company assessed and determined that Santa Luz was operating as intended by management on September 30, 2022. Depreciation and depletion of capitalized costs at Santa Luz commenced on October 1, 2022 (note 9(b)).
(4)The above segment information includes the Company’s share of the results of Greenstone from the date of acquisition (notes 5(c) and 5(d)).
(5)Corporate and other for the year ended December 31, 2021 includes the results of Pilar until April 16, 2021, the date of disposition.
Disclosure of Detailed Information about Assets and Liabilities Based on Operating Segments

	Total assets		Total liabilities
At December 31	2022	2021	2022	2021
Mesquite	$280,420	$332,555	$(67,330)	$(74,543)
Castle Mountain	290,604	261,631	(21,886)	(25,607)
Los Filos	1,119,403	1,108,533	(237,617)	(274,664)
Mercedes(1)	—	207,538	—	(85,849)
Aurizona	335,839	363,703	(54,371)	(51,546)
Fazenda	106,945	138,143	(38,496)	(41,325)
RDM	146,043	119,468	(15,558)	(20,515)
Santa Luz	300,953	234,490	(22,120)	(22,016)
Greenstone	815,049	498,529	(173,665)	(120,657)
Corporate and other(2)	461,141	702,771	(872,270)	(665,294)
	$3,856,397	$3,967,361	$(1,503,313)	$(1,382,016)
(1)At December 31, 2021, the assets and liabilities of Mercedes were classified as held for sale. Mercedes was sold on April 21, 2022 (note 5(a)).
(2)Total assets for corporate and other includes the Company’s investments in i-80 Gold and Sandbox (note 10).

Disclosure Of Detailed Information About Capital Expenditure Based On Operating Segments

	Capital Expenditures(1)
Years ended December 31	2022	2021
Mesquite	$42,449	$98,394
Castle Mountain	16,709	20,433
Los Filos	66,341	85,954
Mercedes(2)	7,232	11,546
Aurizona	48,275	33,059
Fazenda	16,952	17,687
RDM	28,938	31,421
Santa Luz	53,198	71,693
Greenstone(3)	350,844	76,210
Corporate and other(4)	11,239	8,916
	$642,177	$455,313
(1)Includes accrued expenditures and non-cash additions.
(2)The above segment information includes capital expenditures at Mercedes from April 7, 2021, the date of acquisition as part of the Premier Acquisition (note 5(c)), to April 21, 2022, the date of disposition (note 5(a)).
(3)The above segment information includes the Company’s share of capital expenditures at Greenstone from the date of acquisition (notes 5(c) and 5(d)).
(4)Capital expenditures for corporate and other for the year ended December 31, 2021 includes capital expenditures at Pilar until April 16, 2021, the date of disposition.

Disclosure of Detailed Information about Noncurrent Assets by Region
The following table presents the Company’s non-current assets other than financial instruments, investments in associates, and deferred income tax assets by region:

At December 31	2022	2021
United States	$473,299	$450,308
Mexico	947,407	941,762
Brazil	774,368	725,842
Canada	816,763	516,539
Total non-current assets, excluding financial instruments and investments in associates	$3,011,837	$2,634,451

Summary of Sales to Individual Customers that Exceed 10% of Annual Metal Sales
The following table presents revenue from sales to major customers that exceeded 10% of the Company’s revenue for the years ended December 31, 2022 and 2021:

	2022	2021
Customer 1(1)	$582,584	$521,476
Customer 2(2)	206,706	—
Customer 3(3)	110,785	264,277
Customer 4(4)	—	265,690
Total revenue from major customers	$900,075	$1,051,443
Total revenue from major customers as percentage of total revenue	94.5%	97.2%
(1)Revenues from Customer 1 relate to all segments except Los Filos and Mercedes.
(2)Revenues from Customer 2 relate to all segments except Mesquite, Castle Mountain and Aurizona.
(3)Revenues from Customer 3 for the year ended December 31, 2022 relate to Los Filos (2021 – Mesquite, Castle Mountain and Los Filos).
(4)Revenues from Customer 4 relate to all segments except Mesquite, Castle Mountain and Aurizona.